ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Statements of Cash Flows [Line Items]
Cash flows from operating activities	$ (25,846)	(160,367)	(160,544)	(32,004)	$ (17,627)	(109,368)	(59,818)	(112,041)
Cash flows from investing activities	18,053	112,013	65,862	(457,855)
Cash flows from financing activities	14,022	87,003	82,885	76,838	17,621	109,330	44,455	121,157
Proceeds from issuance of ordinary shares, net of expenses			62,706
Proceeds from issuance of exercise of options	43	270		7,752				1
Effects of exchange rate changes on cash and cash equivalents	65	404	(109)	(7,559)		2	(79)	(114)
Net change in cash and cash equivalents	13,107	81,323	(19,119)	(75,080)	(6)	(36)	(15,442)	9,003
Cash and cash equivalents at beginning of year	15,950	98,962	118,081	193,161	33	202	15,644	6,641
Cash and cash equivalents at end of year	29,057	180,285	98,962	118,081	27	166	202	15,644
Supplemental disclosure of non-cash investing and financing activities
Shares surrendered by SummitView	10,848	67,309			10,848	67,309
Conversion of convertible loan to ordinary shares	36,473	226,298			36,473	226,298
Consideration receivables from SummitView			67,066				67,066
Receipt of convertible loan by settlement of debt	$ 12,894	80,000			$ 12,894	80,000